SHARE CAPITAL AND SHARE BASED COMPENSATION - Performance based RSU's (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average assumptions used:
Compensation cost recognized in the consolidated statement of income	$ 3,649	$ 2,706	$ 1,971
RSU cost capitalized	$ 0	$ 173	0
Performance based restricted stock units
Nonvested, Number of Shares
Non vested RSU's starting balance (in shares)	14
Vested during the year (in shares)	(10)
Forfeited in period (in shares)	(1)
Non vested RSU's ending balance (in shares)	3	14
Weighted average grant date fair value per share
Non vested RSU's starting balance (in dollars per share)	$ 22.82
Vested during the year (in dollars per share)	33.43
Forfeited during the year (in dollars per share)	22.82
Non vested RSU's ending balance (in dollars per share)	$ 22.82	$ 22.82
Weighted average assumptions used:
Weighted average remaining contractual term (years)	6 months	1 year 6 months
Compensation cost recognized in the consolidated statement of income	$ 3,532	$ 3,050	1,522
RSU cost capitalized	$ 0	$ 247	$ 198